TRADE RECEIVABLES (Schedule of Composition of Trade Receivables) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other current receivables [abstract]
Trade (current and non-current)	₪ 1,130	₪ 1,260	₪ 1,260
Deferred interest income (note 2(n))	(26)		(27)
Allowance for credit loss	(188)	₪ (193)	(193)	₪ (190)	₪ (169)
Trade receivables, net	916		1,040
Current	656		808
Non - current	₪ 260		₪ 232